UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21138
                                                    --------------

                         Phoenix - LJH Advisors Fund LLC
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                       2640 Golden Gate Parkway, Suite 205
                                Naples, FL 34105
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  James Hedges
                     Phoenix/LJH Alternative Investments LLC
                       2640 Golden Gate Parkway, Suite 205
                                Naples, FL 34105
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 239-403-3030
                                                           -------------

                     Date of fiscal year end: June 30, 2004
                                             --------------

                     Date of reporting period: June 30, 2004
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


PHOENIX-LJH ADVISORS FUND LLC
FINANCIAL STATEMENTS

For the Year Ended June 30, 2004

                          Phoenix-LJH Advisors Fund LLC

                              Financial Statements


                        For the Year Ended June 30, 2004


                                    CONTENTS
                                                                            Page
Report of Independent Registered Public Accounting Firm.....................  A
Statement of Assets, Liabilities and Members' Capital.......................  1
Schedule of Investments.....................................................  2
Statement of Operations.....................................................  3
Statement of Changes in Members' Capital....................................  4
Statement of Cash Flows.....................................................  5
Financial Highlights........................................................ 6-7
Notes to Financial Statements...............................................  8

(LOGO)
PRICEWATERHOUSECOOPERS PCW
[GRAPHIC OMITTED]
                                                      PRICEWATERHOUSECOOPERS LLP
                                                      125 High Street
                                                      Boston MA 02110
                                                      Telephone (617) 530 5000


             Report of Independent Registered Public Accounting Firm

To the Board of Directors and Members of Phoenix-LJH Advisors Fund LLC

In our opinion, the accompanying statement of assets, liabilities and members' capital, including the schedule of investments, and the related statements of operations, of changes in members. capital and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Phoenix-LJH Advisors Fund LLC (the "Company") at June 30, 2004, the results of its operations, the changes in its members' capital and its cash flows and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at June 30, 2004 by correspondence with the custodian and the application of alternative auditing procedures, provide a reasonable basis for our opinion.

As explained in Note 2, the financial statements include investments whose values have been estimated by the Adviser in the absence of readily ascertainable market values. Those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.


/s/ PricewaterhouseCoopers LLP

 August 27, 2004

                          Phoenix-LJH Advisors Fund LLC

              Statement of Assets, Liabilities and Members' Capital

                                  June 30, 2004


ASSETS
Investment in investment funds, at fair value (cost $3,962,643)    $  4,587,913
Cash and cash equivalents                                             3,902,815
Receivable for investments sold                                       1,826,451
Prepaid insurance                                                        49,500
Interest receivable                                                       1,160
                                                                  --------------

         TOTAL ASSETS                                              $ 10,367,839
                                                                  ==============

LIABILITIES AND MEMBERS' CAPITAL
Management fee payable                                             $     42,786
Distribution fees payable                                                38,308
Director fees and expenses payable                                       33,333
Professional fees payable                                                66,250
Administration fees payable                                              34,330
Other liabilities                                                         7,604
                                                                  --------------
         TOTAL LIABILITIES                                              222,611

MEMBERS' CAPITAL
Class A                                                              10,135,175
Class C                                                                  10,053
                                                                  --------------
         TOTAL MEMBERS' CAPITAL                                      10,145,228
                                                                  --------------

         TOTAL LIABILITIES AND MEMBERS' CAPITAL                    $ 10,367,839
                                                                  ==============

SEE NOTES TO FINANCIAL STATEMENTS.

                          Phoenix-LJH Advisors Fund LLC

                             Schedule of Investments

                                  June 30, 2004

                                                                            FAIR           % OF MEMBERS'
                 INVESTMENT FUND                        COST               VALUE               CAPITAL

Avenue Investments, L.P.                            $   750,000         $    995,097            9.8%
Balboa Fund, L.P.                                       500,000              589,867            5.8%
Epsilon Global Active Value Fund, LP                    900,000            1,031,004           10.2%
Karsch Capital I, L.P.                                  812,643              958,599            9.4%
PanAgora Structured Market Neutral
    Fund, L.L.C.                                      1,000,000            1,013,346           10.0%
                                                   -----------------------------------------------------

Total                                               $ 3,962,643            4,587,913           45.2%
                                                   =============

Other Assets, less Liabilities                                             5,557,315           54.8%
                                                                       ---------------------------------

Members' Capital                                                        $ 10,145,228          100.0%
                                                                       =================================


SEE NOTES TO FINANCIAL STATEMENTS.

                          Phoenix-LJH Advisors Fund LLC

                             Statement of Operations

                        For the Year Ended June 30, 2004


INVESTMENT INCOME
   Interest                                                                     $    4,006
                                                                               ------------

EXPENSES
   Amortization of offering costs                                 58,020
   Management fee                                                127,887
   Distribution fees                                              25,629
   Director fees and expenses                                     41,655
   Professional fees                                              95,700
   Administration fees                                            93,621
   Insurance expense                                             103,050
   Custodian fees                                                  9,540
   Other expenses                                                 16,671
                                                              -----------
      Total expenses                                             571,773

      NET INVESTMENT LOSS                                                         (567,767)
                                                                               ------------

GAIN (LOSS) FROM INVESTMENT FUND TRANSACTIONS
   Realized gain on redemption from investment funds                               442,071
   Net unrealized depreciation on investment funds                                 (13,032)
                                                                               ------------
      NET GAIN FROM INVESTMENT FUND TRANSACTIONS                                   429,039
                                                                               ------------

      NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM
          OPERATIONS                                                            $ (138,728)
                                                                               ============

SEE NOTES TO FINANCIAL STATEMENTS.

                          Phoenix-LJH Advisors Fund LLC

                    Statement of Changes in Members' Capital

       For the period from December 20, 2002 (commencement of operations) through June 30, 2003 and for the Year Ended June 30, 2004


                                                                    SPECIAL        CLASS A        CLASS C
                                                     TOTAL           MEMBER        MEMBERS        MEMBERS
                                                 ----------------------------------------------------------
Members' capital, December 20, 2002
   (commencement of operations)                   $ 10,000,000     $      --    $  9,990,000     $ 10,000

Net increase/(decrease) in members' capital            300,255            --         299,988          267
                                                 ----------------------------------------------------------

Members' capital, June 30, 2003*                  $ 10,300,255     $      --    $ 10,289,988     $ 10,267


Net increase/(decrease) in members' capital
derived from operations                               (138,728)           --        (138,524)        (204)
Incentive allocation                                                  16,299         (16,289)         (10)
Capital withdrawals                                    (16,299)      (16,299)
                                                 ----------------------------------------------------------
Net increase/(decrease) in members' capital           (155,027)           --        (154,813)        (214)
                                                 ----------------------------------------------------------
Members' capital, June 30, 2004**                 $ 10,145,228     $      --    $ 10,135,175     $ 10,053
                                                 ==========================================================

   *Capital reallocable to the Special
    Member had the members' measurement
    period for incentive allocation closed
    on June 30, 2003                              $     24,026
                                                 ==============
  **Capital reallocable to the Special
    Member had the members'
    measurement period for incentive
    allocation closed on June 30, 2004            $         --
                                                 ==============

SEE NOTES TO FINANCIAL STATEMENTS.

                          Phoenix-LJH Advisors Fund LLC

                             Statement of Cash Flows

                        For the Year Ended June 30, 2004


CASH FLOWS FROM OPERATING ACTIVITIES
  Net investment loss                                               $  (567,767)
  Adjustments to reconcile net investment loss to net
     cash provided by operating activities:
       Net proceeds from redemptions of investment funds              4,468,685
       Increase in interest receivable                                   (1,160)
       Decrease in prepaid insurance                                      4,053
       Decrease in due to related party                                (107,100)
       Amortization of offering costs                                    58,020
       Decrease in management fee payable                                (9,764)
       Increase in distribution fees payable                             25,629
       Increase in director fees and expenses payable                    21,833
       Decrease in professional fees payable                             (3,587)
       Increase in administrator fees payable                            21,708
       Decrease in other liabilities                                      2,718
                                                                   -------------

        NET CASH PROVIDED BY OPERATING ACTIVITIES                     3,913,268
                                                                   =============

CASH FLOWS FROM FINANCING ACTIVITIES
  Capital withdrawals                                                   (16,299)
                                                                   -------------

NET INCREASE IN CASH                                                  3,896,969

Cash at beginning of year                                                 5,846
                                                                   -------------

CASH AT END OF YEAR                                                 $ 3,902,815
                                                                   =============

SEE NOTES TO FINANCIAL STATEMENTS.

                          Phoenix-LJH Advisors Fund LLC

                              Financial Highlights


       For the period from December 20, 2002 (commencement of operations)
                              through June 30, 2003

      Ratios to average members' capital:                                 Class A      Class C
                                                                          Members      Members
      June 30, 2003                                                      ---------    ---------
          Net investment loss (a)                                          (5.93%)     (6.57%)
                                                                         =========    =========
          Expenses (including management fees)(a)(b)                        5.95%       6.60%
          Incentive allocation (c)                                          0.24%       0.21%
                                                                         ---------    ---------
          Total expenses and incentive allocation                           6.19%       6.81%
                                                                         =========    =========
          Total return prior to incentive allocation (d)                    3.00%       2.67%
          Incentive allocation (c)                                         (0.24%)     (0.21%)
                                                                         ---------    ---------
          Total return  net of incentive allocation (d)                     2.76%       2.46%
                                                                         =========    =========
          Members' capital, end of period ($000)                          $10,290        $10
                                                                         =========    =========
          Portfolio turnover rate                                                3.91%
                                                                               =========

(a)  Annualized except for organizational expenses and offering costs.
(b) Expenses of the underlying Investment Funds are not included in the expense ratio.
(c) Calculated based on the amount reallocable to the Special Member had the measurement period for incentive allocation closed on June 30, 2003. See
     Note 3.
(d)  Total return is not annualized.

The above ratios and total returns are calculated for all members of each class taken as a whole. An individual member's return may vary from these returns based on the timing of capital contributions.


SEE NOTES TO FINANCIAL STATEMENTS.

                          Phoenix-LJH Advisors Fund LLC

                              Financial Highlights


                        For the Year Ended June 30, 2004

      Ratios to average members' capital:                                 Class A      Class C
                                                                          Members      Members
      June 30, 2004                                                      ---------    ---------
          Net investment loss (a)                                          (5.55%)     (6.20%)
                                                                         =========    =========
          Expenses (including management fees)(a)(b)                        5.59%       6.23%
          Incentive allocation (c)                                          0.16%       0.10%
                                                                         ---------    ---------
          Total expenses and incentive allocation                           5.75%       6.33%
                                                                         =========    =========

          Total return prior to incentive allocation                       (1.66%)     (0.59%)
          Incentive allocation (c)                                         (0.16%)     (0.10%)
                                                                         ---------    ---------
          Total return net of incentive allocation                         (1.82%)     (0.69%)
                                                                         =========    =========
          Members' capital, end of year ($000)                            $10,135       $10
                                                                         =========    =========
          Portfolio turnover rate                                                 0.00%
                                                                               =========

(a) Does not include incentive allocation.
(b) Expenses of the underlying Investment Funds are not included in the expense ratio.
(c) Calculated based on the amount reallocated to the Special Member for the incentive allocation period ended June 30, 2004.


The above ratios and total returns are calculated for all members of each class taken as a whole. An individual member's return may vary from these returns based on the timing of capital contributions.


SEE NOTES TO FINANCIAL STATEMENTS.

                          Phoenix-LJH Advisors Fund LLC

                          Notes to Financial Statements

                                  June 30, 2004


1. ORGANIZATION

Phoenix-LJH Advisors Fund LLC (the "Company") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company and which has many of the features of a private investment fund. The Company's interests ("Interests") are offered only in private placements to persons (i) who are both "accredited investors" under the Securities Act of 1933 and "qualified clients" under the Investment Advisers Act of 1940, as amended and
(ii) who meet other investor eligibility criteria established by the Company. The Company seeks to provide investors with exposure to a broad-ranging, multi-manager portfolio of investment funds ("Investment Funds") with the objective of delivering consistent returns with relatively low volatility and relatively low dependence on movements in major equity and bond markets. The Company seeks to achieve its objective by investing substantially all of its assets in the securities of approximately 10-20 investment funds that the Adviser (as defined below) considers to be appropriate components of its investment strategy.

The Company's Board of Directors has overall responsibility for monitoring and overseeing the Company's investment program and its management and operations. The Board of Directors carries out its oversight obligations as may be required by the 1940 Act, state law, or other applicable laws or regulations.

Phoenix/LJH Alternative Investments LLC (the "Adviser"), a Delaware limited liability company, acts as the Company's investment adviser, and is responsible for management of the Company's investment portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

A.  USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

B.  VALUATION

The Company values its interests in Investment Funds at fair value, which ordinarily is the

                          Phoenix-LJH Advisors Fund LLC

                          Notes to Financial Statements

                                  June 30, 2004


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

value determined by their Underlying Managers in accordance with the policies established by the Investment Fund. As a general matter, the fair value of the Company's interest in an Investment Fund represents the amount that the Company could reasonably expect to receive from an Investment Fund if the Company's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Company believes to be reliable.

Certain securities in which the Investment Funds invest may not have a readily ascertainable market price and are fair valued by the Underlying Managers, even though an Underlying Manager may face a conflict of interest in valuing the securities, as their value affects the Underlying Manager's compensation. In most cases, the Adviser has no ability to assess the accuracy of the valuations received from an Underlying Manager. In addition, the net asset values or other valuation information received by the Adviser from the Underlying Managers are typically estimates only, subject to revision through the end of each Investment Funds' annual audit. Revisions to the gain and loss calculations will be an ongoing process and no net capital appreciation or depreciation figure can be considered final until the annual audit of each Investment Fund is completed.

C.  INCOME RECOGNITION

Interest income and expenses are recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis.

D.  INCOME TAXES

The Company is treated as a partnership for Federal income tax purposes. No federal or state taxes have been provided on profits of the Company since the members (the "Members") are individually required to report on their own tax returns their distributive share of the Company's taxable income or loss.

E.  CASH

At June 30, 2004, $3,902,815 in cash was held on deposit at PFPC Trust Company, the Company's custodian.

                          Phoenix-LJH Advisors Fund LLC

                          Notes to Financial Statements

                                  June 30, 2004


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F.  OFFERING COSTS

Offering costs have been deferred and are amortized over the Company's first twelve months of operations. Organizational expenses and offering costs are re-allocated among Members on each date in which Members contribute additional capital to the Company, through and including February 29, 2004. These re-allocations are based on the percentage that a Member's contributed capital to the Company bears to the total capital contributed to the Company by all Members as of each allocation date. No re-allocations were done during the year ended June 30, 2004.

G.  INVESTMENT AND EARNINGS

For Investment Funds, net unrealized appreciation (depreciation) on the Investment Funds includes the Company's share of undistributed interest and dividends, expenses, as well as realized gains and losses (but undistributed) and unrealized appreciation (depreciation) of each Investment Fund. The value of the investment is increased or decreased by this amount.

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

Pursuant to an investment advisory agreement between the Company and Adviser, the Adviser is entitled to a management fee, paid monthly in arrears equal to an annual rate of 1.25% of the net assets of the Company.

In addition to the Management Fee, the Adviser is entitled to receive an Incentive Allocation for each calendar year equal to 10% per annum of the combined amount by which the net profits allocated to each Member's capital account for each six-month period in the calendar year in excess of any losses so allocated for such periods, exceed the respective amounts that such Member would have been allocated with respect to its capital account had such Member received a return for each such six-month period equal to that of the 3-month Treasury bill rate published in the Federal Reserve Statistical Release H.15 as of the last business day prior to the inception of such period (the "Hurdle"). The Adviser holds a non-voting Special Advisory Member interest in the Company (the "Special Advisory Account") through a special member vehicle, solely for the purpose of receiving the Incentive Allocation. The Adviser may withdraw amounts from the Special Advisory Account at any time. For the year ended June 30, 2004, $16,299 was withdrawn.

                          Phoenix-LJH Advisors Fund LLC

                          Notes to Financial Statements

                                  June 30, 2004


3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

The amount of any Incentive Allocation that may be deducted from a Member's capital account for a given calendar year is adjusted with respect to any contributions, transfers, distributions and repurchases applicable to the Member for that period. If at the end of any calendar year the sum of net losses allocated to a Member's capital and the average Hurdle for such year exceed net profits so allocated, a "Loss Carry-forward Amount" in the amount of such excess is established for the capital account of that Member. Loss Carry-forward Amounts are cumulative with respect to prior calendar years, and no Incentive Allocation is made until a Member has recovered all Loss Carry-forward Amounts. The Hurdle Rate Amount for the period ended June 30, 2004 is 0.93%, and the Incentive Allocation allocated to the Adviser for the year ended June 30, 2004 was $16,299.

For purposes of calculating the Incentive Allocation, net gain is calculated after giving effect to all allocations to a Member's capital account, other than the Incentive Allocation, but before giving effect to any distributions and repurchases of Interests by the Company, or deductions to the capital account to reflect any item not chargeable to all Members according to their investment percentages. Consequently, if an Incentive Allocation is credited to the Adviser for a given calendar year, it is increased by a portion of the amount of any net unrealized appreciation, as well as net realized gains, allocable to each Member's capital account.

Each director who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $12,000. Any director or officer who is an "interested person" does not receive any annual retainer or other compensation from the Company. All directors are reimbursed by the Company for reasonable out-of-pocket expenses.

PFPC Trust Company (an affiliate of The PNC Financial Services Group) serves as custodian of the Company's assets and provides custodial services for the Company. PFPC Inc. (also an affiliate of The PNC Financial Services Group) serves as administrator and accounting agent to the Company and in that capacity provides certain accounting, record keeping, tax and investor related services. The Company pays a monthly fee to the custodian and the administrator based primarily upon average Members' capital, subject to a monthly minimum fee.

                          Phoenix-LJH Advisors Fund LLC

                          Notes to Financial Statements

                                  June 30, 2004


3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

The Company offers two classes of Interests, Class A and Class C. The two classes have the same privileges but different sales charges and distribution fees. Company level profits and losses are allocated to the classes based on relative net assets. Class level specific expenses are charged to that class. Each class of the Company has adopted a Distribution and Member Servicing Plan to provide certain distribution and member servicing activities for the Company and its Members. Class A Interests pay 0.25% per year of net assets and Class C Interests pay 0.90% per year of net assets for such distribution and member servicing activities. These fees finance distribution activities that promote the sale of the Company's Interests. Distribution activities include, but are not necessarily limited to, advertising, printing and mailing prospectuses to persons other than current Members, printing and mailing sales literature, and compensating underwriters, dealers and sales personnel. Member services may include, among other things, assisting investors in processing their purchases or repurchase requests. Investors buying Class A Interests are subject to a placement fee ranging from 3% for investment amounts of less than $100,000 to 0% for investment amounts of greater than $500,000. The placement fee may be waived in certain cases with respect to purchases of Interests by certain purchasers. With Class C Interests, no placement fee is assessed; however, if Class C Interests are tendered for repurchase within 12 months of investing, a 1% contingent deferred sales load is charged on the amount redeemed. The deferred sales load may be waived or varied in the Company's discretion. No placement fees or contingent deferred sales charges were assessed during the year ended June 30, 2004.

Phoenix Equity Planning Corporation, an affiliate of the Adviser, acts as distributor of the Company's Interests.

                          Phoenix-LJH Advisors Fund LLC

                          Notes to Financial Statements

                                  June 30, 2004


4.  MEMBERS' CAPITAL

Interests are offered monthly. The minimum initial investment is $25,000, although the Board of Directors may waive this minimum. The Company may from time to time offer to repurchase outstanding Interests based on the Company's Members' capital pursuant to written tenders from Investors. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and exclusive discretion, as stated in the Private Placement Memorandum.

The Company maintains a separate capital account for each Member (including the Adviser or any of its respective affiliates to the extent any of them contributes capital to the Company as a Member). Each such capital account has an opening balance equal to the Member's initial contribution to the capital of the Company and is increased by the sum of the amount of cash and the value of any securities contributed by the Member to the capital of the Company, plus any amounts credited to the Member's capital account as described below. Each Member's capital account is reduced by the sum of the amount of any repurchase by the Company of the Interest, or portion of an Interest, held by the Member, plus the amount of any distributions to the Member that are not reinvested, plus any amounts debited against the Member's capital account as described below.

Net profits or net losses of each Class of the Company for each period are allocated among and credited to or debited against the capital accounts of all Members as of the last day of each month in accordance with what each Member's capital balance bears to the total Members' capital at the start of the fiscal period. Net profits or net losses are measured as the net change in the value of the net assets of the Company.

5.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK,
    CONCENTRATIONS OF CREDIT RISK, AND OTHER RISKS

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity and fixed income swaps.

                          Phoenix-LJH Advisors Fund LLC

                          Notes to Financial Statements

                                  June 30, 2004


5.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK,
    CONCENTRATIONS OF CREDIT RISK, AND OTHER RISKS (CONTINUED)

The risk to an Investment Fund managed by an Underlying Manager has an effect on the Company. The value of the Company's total net assets may be expected to fluctuate in response to fluctuations in the value of the Investment Funds in which it invests. To the extent that the portfolio of an Underlying Manager is concentrated in securities of a single issuer or issuers in a single industry, the risk of any investment decision made by the Underlying Manager is increased. An Underlying Manager's use of leverage is likely to cause the value of an Investment Fund it manages to appreciate or depreciate at a greater rate than if the Underlying Manager did not use leverage. Each individual trading strategy to which the Company allocates capital involves a different set of complex risks.

Because the Company is a closed-end investment company, its Interests are not redeemable at the option of Members and are not exchangeable for interests of any other fund. Although the Board in its discretion may cause the Company to offer from time to time to repurchase Interests at members' capital account value, the Interests may be considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any tender offer for Interests by the Company, the aggregate repurchase amount is determined by the Board in its discretion and such repurchase amount may represent only a small portion of the Company's outstanding Interests. Because the Company's investments in Investment Funds themselves have limited liquidity, the Company may not be able to fund significant repurchases. Investors whose Interests are accepted for repurchase also bear the risk that the Company's members' capital may fluctuate significantly between the time that they submit their request for repurchase and the date of the repurchase.

There are a number of other risks to the Company. Some of the investment related risks are general economic and market conditions, market risk, highly volatile markets, use of leverage, and use of derivatives. The Company is also subject to multiple-manager risks, possible limitations in investment opportunities, allocation risks, illiquidity, lack of diversification, tax risks, and other risks for the Company and potentially for each Investment Fund.

In the normal course of business, the Company enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss due to these warranties and indemnities to be minimal.

                          Phoenix-LJH Advisors Fund LLC

                          Notes to Financial Statements

                                  June 30, 2004


6.  INVESTMENTS IN INVESTMENT FUNDS

The agreements related to investments in Investment Funds typically provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance/incentive fees or allocations of up to 20% of net profits earned. The Investment Funds generally provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to one year from initial investment. Some Investment Funds may charge redemption fees. Such provisions may restrict the Company's ability to respond to changing market conditions.

Aggregate sales of Investment Funds for the year ended June 30, 2004 amounted to $6,095,136.

The cost of investments for Federal income tax purposes will be adjusted for items of taxable income allocated to the Company from the Investment Funds at the end of each calendar year, when the Investment Funds report taxable income to the Company. For the period June 30, 2003 through June 30, 2004, taxable income allocated to the Company from the Investment Funds is not yet available. At June 30, 2004, accumulated net unrealized appreciation on Investment Fund investments totaled $625,270 consisting of $625,270 of gross unrealized appreciation and $0 of gross unrealized depreciation, based on the cost of Investment Fund investments for financial reporting purposes.

At June 30, 2004, the Company's management is unaware of any significant issuer concentrations in the underlying Investment Funds. The Company's investments at June 30, 2004 are summarized below based on the investment strategy of each specific Investment Fund.

          INVESTMENT STRATEGY           FAIR VALUE           % OF FAIR VALUE
          ----------------------------------------------------------------------
          Distressed Securities       $   2,026,101               44.2%
          Equity Hedge                      958,599               20.9%
          Market Neutral                  1,603,213               34.9%
                                    --------------------------------------------
          Total                       $   4,587,913              100.0%
                                    ============================================

                          Phoenix-LJH Advisors Fund LLC

                          Notes to Financial Statements

                                  June 30, 2004

----------------------------------------------------------------------------------------------------------------------
           NAME OF FUND              INVESTMENT OBJECTIVE                     REDEMPTION REQUIREMENTS i
----------------------------------------------------------------------------------------------------------------------
Avenue Investments, L.P.             The investment objective is to           Redemptions may be made annually upon
                                     maximize investment returns by making    at least 60 days notice. There is a
                                     principally non-control investments in   six months lock up period during which
                                     the debt, equity or other securities     redemptions may not be made. A ten
                                     or indebtedness of: (1) companies in     per cent hold back may be applied to
                                     financial distress or undergoing a       redemptions, to be paid after
                                     turnaround, (2) companies in             completion of the Fund's annual audit.
                                     bankruptcy, reorganization or
                                     liquidation, (3) companies that are
                                     undervalued because of discrete
                                     extraordinary events, or (4) companies
                                     whose securities the General Partner
                                     deems to be undervalued.
----------------------------------------------------------------------------------------------------------------------
Balboa Fund, L.P.                    The investment objective is to           Redemptions may be made quarterly upon
                                     maximize investment returns while        at least 45 days  notice. There is a
                                     accepting a level of risk consistent     one year lock up period during which
                                     with the preservation of the             redemptions may not be made. A five
                                     Partnership's assets. The Partnership    per cent hold back may be applied to
                                     specializes in equities and is           redemptions, to be paid after
                                     contrarian.                              completion of the Fund's annual audit.
----------------------------------------------------------------------------------------------------------------------
Epsilon Global Active Fund, L.P.     The investment objective is capital      Redemptions may made annually upon at
                                     appreciation with risk control.  The     least 90 day notice. There is no
                                     General Partner seeks superior           lock-up period or holdback provision.
                                     absolute returns while minimizing the
                                     risk of permanent impairment to
                                     capital.
----------------------------------------------------------------------------------------------------------------------
Karsch Capital I, L.P.               The investment objective of the Fund is  Redemptions may be made quarterly
                                     to achieve capital appreciation while    upon at least a 30 days notice. There is
                                     minimizing risk by investing (on the     no lock up period, but there is a ten
                                     long and short side) in equities and     per cent hold back, to be paid after
                                     equity-related instruments.              completion of the Fund's annual audit.
----------------------------------------------------------------------------------------------------------------------

----------
i Phoenix-LJH Advisors Fund LLC liquidated all of its investments as of August 16, 2004.

                          Phoenix-LJH Advisors Fund LLC

                          Notes to Financial Statements

                                  June 30, 2004


----------------------------------------------------------------------------------------------------------------------
PanAgora  Structured Market          The investment objective is to seek to   Redemptions may be made quarterly upon
Neutral Fund, L.L.C.                 provide a total return in excess of a    at least 30 days notice. There is a
                                     cash return, while remaining unaffected  one year lock up period during which
                                     by the overall direction of the stock    redemptions may not be made.
                                     market. The Fund primarily will pursue
                                     this objective  by seeking to take
                                     advantage of temporary disruptions in
                                     the market affecting specific equity
                                     securities.
----------------------------------------------------------------------------------------------------------------------


7.  SUBSEQUENT EVENTS

On August 27, 2004, the Fund's Board of Directors approved a distribution of substantially all Fund assets to the Fund's sole ordinary members, Phoenix Life Insurance Company and Phoenix Investment Partners, Ltd. On such date, the Board of Directors also approved a transfer of all of such members' interests in the Fund to Pergament Advisors, LLC. Then, on such date the Fund's Board of Directors resigned and was replaced by a unanimous vote of the Fund's new sole member with Seth Bogner and Philip F. Strassler. It is anticipated that in September 2004, the Fund's new Board of Directors will approve Pergament Advisors, LLC as investment adviser to the Fund following the resignation on such date of Phoenix/LJH Alternative Investments LLC as investment adviser. Also, on such date, Phoenix Equity Planning Corp. will resign as placement agent. The Board of Directors approved a payment of $100,000 to an affiliate of the predecessor investment adviser in connection with these transactions. The Fund's new Board of Directors also is expected to approve various changes to the Fund's fees, officers, counsel, etc. that will be reflected in a revised prospectus before any Fund interests are offered to prospective members.

                          Phoenix-LJH Advisors Fund LLC

                          Notes to Financial Statements

                                  June 30, 2004


                           FUND GOVERNANCE (UNAUDITED)

The Company's Board of Directors (the "Board") oversees the general conduct of the Company's business. The Board exercises the same powers, authority and responsibilities on behalf of the Company as are customarily exercised by the Board of a registered investment company organized as a corporation. The directors are not required to contribute to the capital of the Company or to own Interests. The Independent Directors perform the same functions for the Company as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation. The identity of the Board and officers of the Company and brief biographical information regarding each director and officer during the past five years is set forth below. Two of the directors are deemed to be "interested persons" of the Company, as defined by the 1940 Act, because they are either current or ex-officers and employees of the Adviser and affiliates of the Adviser.

The directors and officers of the Company, their ages, addresses and principal occupations during the past five years are provided on the following pages.

                          Phoenix-LJH Advisors Fund LLC

                          Notes to Financial Statements

                                  June 30, 2004

-----------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER  OF       OTHER
NAME, AGE AND ADDRESS OF             LENGTH  OF   PRINCIPAL OCCUPATION(S) DURING     PORTFOLIOS IN    DIRECTORSHIPS
INTERESTED DIRECTORS*                TIME SERVED  PAST FIVE YEARS                    FUND COMPLEX     HELD BY DIRECTOR
                                                                                     OVERSEEN BY
                                                                                     DIRECTOR**
-----------------------------------------------------------------------------------------------------------------------
James R. Hedges, IV, Age 37          Since        Managing Member, and President,    1                Managing Member or
c/o Phoenix-LJH Alternative          January      LJH Global Investments, LLC.                        General Partner of
Investments, 2640 Golden Gate        2003                                                             21 LJH-related
Parkway, Suite 205                                                                                    hedge funds.
Naples, Florida 34105
Director, Chief Executive Officer
-----------------------------------------------------------------------------------------------------------------------
Donnell A. Segalas Age 47            Since        Managing Director, The Segalas     1                Director, Annaly
c/o The Segalas Group                January      Group (asset management);                           Mortgage
51 John F. Kennedy Parkway           2003         Formerly, Executive Vice                            Management, Inc.
Short Hills, NJ 07078                             President-Alternative Investment
Director                                          Products, Phoenix Investment
                                                  Partners, Ltd., January
                                                  2001-April 2003; Partner, Far
                                                  Hills Group (private  equity
                                                  fundraising), 2000-2001;
                                                  Maplewood Partners (private
                                                  equity), 1997-2000.
-----------------------------------------------------------------------------------------------------------------------

*  As defined in Section  2(a)(19) of the Investment  Company Act of 1940, as amended (the "1940 Act"), and referred to herein as an "Interested Person".
** The "Fund Complex" consists of all registered investment companies advised by the Adviser and its affiliates

                          Phoenix-LJH Advisors Fund LLC

                          Notes to Financial Statements

                                  June 30, 2004

-----------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                                                     PORTFOLIOS IN    OTHER
NAME, AGE AND ADDRESS OF             LENGTH       PRINCIPAL OCCUPATION(S) DURING     FUND COMPLEX     DIRECTORSHIPS
NON-INTERESTED DIRECTORS             OF TIME      PAST FIVE YEARS                    OVERSEEN BY      HELD BY
                                     SERVED                                          DIRECTOR**       DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Michael Dieschbourg, Age 47          Since        Principal, Meridian Capital        1                None
3908 Kennett Pike                    January      Partners, July 2004 to present;
Wilmington, Delaware  19807          2003         Principal, Silver Creek SV, LLC
Director                                          (investments), July 2002 to July
                                                  2004; National Director, Salomon
                                                  Smith Barney Consulting Group,
                                                  January 1998 - July 2002
-----------------------------------------------------------------------------------------------------------------------
Martin B. O'Connor, II , Age 45      Since        Lawyer, O'Connor, Morss &          1                None
P.O. Box 979                         January      O'Connor
Elizabeth, New Jersey  07207         2003
Director
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
NAME, AGE AND ADDRESS OF             LENGTH OF
OFFICERS                             TIME                  PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
                                     SERVED
-----------------------------------------------------------------------------------------------------------------------
Nancy Engberg*, 48                   Since       Chief Compliance Officer, Vice President and Counsel, The Phoenix
c/o The Phoenix Companies, Inc.      January     Companies, Inc. 2003-present; Vice President and Investment
One American Row                     2003        Counsel, The Phoenix Companies, Inc., 2002-2003; Vice President and
Hartford, CT 06115                               Counsel, Phoenix Investment Partners, Ltd., 1999-2002; 2nd Vice
Secretary                                        President and Counsel, The Phoenix Companies, Inc. (formerly
                                                 Phoenix Mutual Home Life Insurance Company), 1994-1999.
-----------------------------------------------------------------------------------------------------------------------
Laret Bolthouse, Age 54              Since       Corporate Controller, LJH Global Investments LLC, 2000-present;
c/o LJH Global Investments LLC       August      Chief Financial Officer, Godfrey and Associates (Interior Designer),
2640 Golden Gate Pkwy Suite 205      2004        1999-2000.
Naples, FL 34105
-----------------------------------------------------------------------------------------------------------------------

*  As defined in Section  2(a)(19) of the Investment  Company Act of 1940, as amended (the "1940 Act"), and referred to herein as an "Interested Person".
** The "Fund Complex" consists of all registered investment companies advised by the Adviser and its affiliates.

                          Phoenix-LJH Advisors Fund LLC

                          Notes to Financial Statements

                                  June 30, 2004


   A copy of the current Statements of Policy with Respect to Proxy Voting and the voting record for the Fund and recording proxy voting guideline compliance and justification is available by calling (239) 406-3030, or by visiting the Securities and Exchange Commission's website at www.sec.gov.
                                                                -----------
                                                                              1

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

During the period covered by this report the Registrant has had no shareholders other than two affiliates of its investment adviser, distributor and sponsor who provided the Registrant's initial seed capital.

The Registrant's Board of Directors and such shareholders have determined that during this inception period and given its limited operations the Registrant does not need the protections of an audit committee financial expert.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------
     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $52,000.

Audit-Related Fees
------------------
     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0.

Tax Fees
--------
     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0.

All Other Fees
--------------
     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Company by the independent accountants, including the fees therefore. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. In connection with such delegation, the Audit Committee shall establish pre-approval policies and procedures, including the requirement that the decisions of any member to whom authority is delegated under this section (B) shall be presented to the full Audit Committee at each of its scheduled meetings.

         Pre-approval for a permitted non-audit service shall not be required if: (1) the aggregate amount of all such non-audit services is not more than 5% of the total revenues paid by the Company to the independent accountants in the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Company at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated.

         Additionally, the Audit Committee shall pre-approve the independent accountants' engagements for non-audit services with the Adviser.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

            (b) 0

            (c) 0

            (d) 0

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0.

     (h) Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     The registrant invests exclusively in non-voting securities.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                                        REGISTRANT PURCHASES OF EQUITY SECURITIES
---------------------------------------------------------------------------------------------------------------------------
                                                                                             (D) MAXIMUM NUMBER (OR
                                                         (C) TOTAL NUMBER OF SHARES    APPROXIMATE DOLLAR VALUE) OF SHARES
                   (A) TOTAL NUMBER     (B) AVERAGE      (OR UNITS) PURCHASED AS PART      (OR UNITS) THAT MAY YET BE
                    OF SHARES (OR     PRICE PAID PER    OF PUBLICLY ANNOUNCED PLANS       PURCHASED UNDER THE PLANS OR
     PERIOD       UNITS) PURCHASED    SHARE (OR UNIT)           OR PROGRAMS                          PROGRAMS
---------------------------------------------------------------------------------------------------------------------------
Month #1                NONE               NONE                    NONE                               NONE
1/1/04-1/31/04
---------------------------------------------------------------------------------------------------------------------------
Month #2                NONE               NONE                    NONE                               NONE
2/1/04-2/29/04
---------------------------------------------------------------------------------------------------------------------------
Month #3                NONE               NONE                    NONE                               NONE
3/1/04-3/31/04
---------------------------------------------------------------------------------------------------------------------------
Month #4                NONE               NONE                    NONE                               NONE
4/1/04-4/30/04
---------------------------------------------------------------------------------------------------------------------------
Month #5                NONE               NONE                    NONE                               NONE
5/1/04-5/31/04
---------------------------------------------------------------------------------------------------------------------------
Month #6                NONE               NONE                    NONE                               NONE
6/1/04-6/30/04
---------------------------------------------------------------------------------------------------------------------------
Total                   NONE               NONE                    NONE                               NONE
---------------------------------------------------------------------------------------------------------------------------

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                Phoenix - LJH Advisors Fund LLC
            --------------------------------------------------------------------

By (Signature and Title)*   /s/ James R. Hedges
                         -------------------------------------------------------
                            James R. Hedges, IV, Principal Executive Officer
                            (principal executive officer)

Date                        August 31, 2004
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ James R. Hedges
                         -------------------------------------------------------
                            James R. Hedges, IV, Principal Executive Officer
                            (principal executive officer)

Date                        August 31, 2004
    ----------------------------------------------------------------------------

By (Signature and Title)*   /s/ Laret Bolthouse
                         -------------------------------------------------------
                            Laret Bolthouse, Chief Financial Officer
                            (principal financial officer)

Date                        August 31, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.